Note 11 - Right-of-Use Assets and Finance Lease Liabilities	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Lessee, Finance Leases [Text Block]
11.
Right-of-Use Assets and Finance Lease Liabilities:

Between
January
and
April 2014,
the Company took delivery of the newbuild vessels
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten
-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of
$85,572
each. On
June 18, 2019,
Bastian Shipping Co. and Cadence Shipping Co., signed a loan agreement with a bank for the purpose of financing the acquisition costs of the
MSC Ajaccio
and the
MSC Amalfi
(Note
10.A.16
). In
June 2019,
the
two
abovementioned subsidiaries drawn the loan amount (Note
10.A.16
) and notified the financial institution for their intention to prepay within
July 2019,
the finance lease liability to be outstanding as of the date of the prepayment. Under the provisions of ASC
470
-
10
“Debt”
and ASC
210
-
10
“Balance Sheet”
the outstanding finance lease liabilities of the
two
vessels of
$119,625
were classified as current and are included in Finance lease liabilities to be settled through term-loan proceeds included in current Restricted cash, net in the accompanying consolidated balance sheet as of
June 30, 2019.
In
July 2019
the
two
abovementioned subsidiaries repaid the then outstanding lease liability of the two
vessels (Note
21
(e)).

On
June 24, 2019,
Adele Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition cost of the
MSC Azov
(Note
10.A.17
). In
June 2019,
the abovementioned subsidiary notified the financial institution for its intention to prepay within
July 2019,
the finance lease liability to be outstanding as of the date of the prepayment. Under the provisions of ASC
470
-
10
“Debt”
and ASC
210
-
10
“Balance Sheet”
the outstanding finance lease liability of the vessel of
$58,471
was classified as current and non-current, in accordance with the payment terms of the new loan agreement, and is included in Finance lease liabilities, net in the accompanying consolidated balance sheet as of
June 30, 2019.
The abovementioned subsidiary drawn the loan amount in
July 2019
and repaid the then outstanding lease liability of the vessel (Note
21
(e)).

On
July 6, 2016
and
July 15, 2016,
the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the
MSC Athos
and the
MSC Athens
, by entering into a
seven
-year sale and leaseback transaction for each vessel. In
May 2019,
a supplemental agreement was signed to the existing sale and leaseback facility with the financial institution for an additional amount of up to
$12,000
in order to finance the installation of scrubbers on the containerships
MSC Athens
and
MSC Athos
.

On
June 19, 2017,
the Company entered into
two seven
-year sale and leaseback transactions with a financial institution for the
Leonidio
and
Kyparissia
(Note
6
).

The sale and leaseback transactions were classified as finance leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was classified as prepaid lease rentals or as unearned revenue.

The total value of the vessels, at the inception of the finance lease transactions, was
$452,564,
in the aggregate. The depreciation charged during the
six
-month period ended
June 30, 2018
and
2019,
amounted to
$6,825
and
$6,825,
respectively, and is included in Depreciation in the accompanying consolidated statements of income. As of
December 31, 2018
and
June 30, 2019,
accumulated depreciation amounted to
$50,663
and
$57,488,
respectively, and is included in Finance leased assets, in the accompanying consolidated balance sheets. As of
December 31, 2018
and
June 30, 2019,
the net book value of the vessels amounted to
$401,901
and
$395,076,
respectively, and is separately reflected as Finance leased assets, in the accompanying consolidated balance sheets.

The balance of prepaid lease rentals, as of
December 31, 2018
and
June 30, 2019,
is as follows:

	December 31, 2018	June 30, 2019
Prepaid lease rentals	$51,670	$42,919
Less: Amortization of prepaid lease rentals	(8,751)	(4,340)
Prepaid lease rentals	$42,919	$38,579
Less: current portion	(8,752)	(27,172)
Non-current portion	$34,167	$11,407

The finance lease liabilities amounting to
$325,329
as at
June 30, 2019
are scheduled to expire through
2024
and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expenses incurred on finance leases, including the effect of the hedging interest rate swaps related to the sale and leaseback transactions (discussed in Notes
16
and
18
) for the
six
-month periods ended
June 30, 2018
and
2019,
amounted to
$10,854
and
$9,879,
respectively, and are included in Interest and finance costs in the accompanying consolidated statements of income. Finance lease liabilities of
MSC Athos
and
MSC Athens
bear interest at LIBOR plus a spread, which is
not
included in the annual lease payments table below.

The annual lease payments under the finance leases after
June 30, 2019,
giving effect to the term-loan discussed in Note
10.A.16
and
10.A.17,
are in the aggregate as follows:

Year ending December 31,	Amount
2019	$133,665
2020	28,956
2021	28,449
2022	27,931
2023	72,663
2024 and thereafter	56,909
Total	$348,573
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(23,244)
Total lease payments	$325,329
Less: Financing costs, net	(2,924)
Total lease payments, net	$322,405

The total finance lease liabilities, net of related financing costs, are presented in the accompanying
December 31, 2018
and
June 30, 2019
consolidated balance sheet as follows:

	December 31, 2018	June 30, 2019
Finance lease liabilities – current	$35,115	$141,419
Less: current portion of financing costs	(816)	(1,340)
Finance lease liabilities – non-current	307,543	183,910
Less: non-current portion of financing costs	(2,510)	(1,584)
Total	$339,332	$322,405